CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - D Boral A R C Acquisitions I Corp [Member] - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	500,000,000	500,000,000
Temporary Equity, Shares Issued	28,000,000	28,000,000
Temporary Equity, Shares Outstanding	28,000,000	28,000,000
Temporary Equity, Redemption Price Per Share	$ 10.35	$ 10.17
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Ordinary Shares [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	1,200,000	1,200,000
Common stock, shares outstanding	1,200,000	1,200,000
Class B Ordinary Shares [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	12,000,000	12,000,000
Common stock, shares outstanding	12,000,000	12,000,000